Bank indebtedness (Tables)	12 Months Ended
Mar. 26, 2016
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015
	(In thousands)

Maximum borrowing outstanding during the year	$78,137	$86,450
Average outstanding balance during the year	$68,205	$73,207
Weighted average interest rate for the year	3.2%	3.3%
Effective interest rate at year-end	3.3%	3.2%